Insurance and Reinsurance Contract Assets and Liabilities - Maturity Analysis and Amounts Payable on Demand (Detail) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	$ 201,215	$ 172,684
Carrying amount	251,577	249,096
Asia
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	121,197	100,060
Carrying amount	131,829	129,117
Canada
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	31,100	28,264
Carrying amount	53,224	56,887
U.S.
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Amounts payable on demand	48,918	44,360
Carrying amount	66,524	63,092
Insurance contract liabilities
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	1,383,939	1,110,645
Insurance contract liabilities | Less than 1 year
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	4,223	3,400
Insurance contract liabilities | 1 to 2 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	3,711	5,546
Insurance contract liabilities | 2 to 3 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	6,266	6,766
Insurance contract liabilities | 3 to 4 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	8,741	8,849
Insurance contract liabilities | 4 to 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	12,644	11,320
Insurance contract liabilities | Over 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	1,348,354	1,074,764
Reinsurance contract held liabilities
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	(9,483)	8,448
Reinsurance contract held liabilities | Less than 1 year
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	250	332
Reinsurance contract held liabilities | 1 to 2 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	395	460
Reinsurance contract held liabilities | 2 to 3 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	530	492
Reinsurance contract held liabilities | 3 to 4 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	419	592
Reinsurance contract held liabilities | 4 to 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	373	475
Reinsurance contract held liabilities | Over 5 years
Disclosure of maturity analysis for liquidity risk that arises from contracts within scope of IFRS 17 [line items]
Payments due by period	$ (11,450)	$ 6,097